ProFund VP Internet Investment Strategy - ProFund VP Internet	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in securities that ProFund Advisors believes, in combination, should track the performance of the Index.The Index is designed to measure the performance of the 40 largest and most actively traded stocks of U.S. companies in the internet industry. The Index is comprised of two sub-indexes, the Dow Jones Internet Commerce Index which measures the performance of stocks from the internet commerce sector and the Dow Jones Internet Services Index which measures the performance of companies from the internet services sector. Companies in the internet commerce sector must derive the majority of their sales or revenue from online retail, search, financial services, investment products, social media, advertising, travel platforms, internet ratio, blockchain technologies, and cryptocurrency. Companies in the internet services sector must derive the majority of their sales or revenue from various services performed via the internet, cloud computing, enterprise software, networking capabilities, website creation tools, and digital marketing platforms. The Index selects 15 companies from the internet commerce sector and 25 companies from internet services sector based on market capitalization and liquidity. Selected companies are then weighted based on market capitalization. The Index’s composition and the assigned weights are reevaluated every quarter in March, June, September, and December. The Index is constructed and maintained by S&P Dow Jones Indices LLC. More information about the Index can be found using the Bloomberg ticker symbol “DJINET.” Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.The Fund will invest principally in the securities listed below.●Equity Securities — Common stock issued by public companies.ProFund Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund may also invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure consistent with the investment objective.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.